Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset)
Pension asset	R 1,083	R 910
Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,247	7,009
Pension asset	1,083	910
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	91,930	83,883	R 76,056
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	83,600	75,964
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	41,957	37,961
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	41,643	38,003
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	8,330	7,919
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(91,768)	(83,985)	(73,769)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(50,125)	(45,982)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(41,643)	(38,003)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,085	7,111
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(113)	(92)
Pension asset	113	92
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	79,943	72,186	64,049
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	79,943	72,186
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	38,300	34,183
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	41,643	38,003
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(87,141)	(79,389)	(69,291)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(45,498)	(41,386)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(41,643)	(38,003)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,085	7,111
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,360	7,101
Pension asset	970	818
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	11,987	11,697	12,007
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	3,657	3,778
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	3,657	3,778
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	8,330	7,919
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(4,627)	(4,596)	R (4,478)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	R (4,627)	R (4,596)